Average Annual Total Returns	12 Months Ended
Dec. 31, 2014
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.83%
Five Years	3.95%
Ten Years	4.15%
Inception Date	Jun. 29, 2000
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.07%
Five Years	4.10%
Ten Years	4.30%
Inception Date	Dec. 12, 2003
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.97%
Five Years	4.06%
Since Inception	4.27%
Inception Date	Jun. 10, 2005
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.85%
Five Years	5.92%
Ten Years	5.45%
Inception Date	Mar. 01, 1994
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.99%
Five Years	6.06%
Since Inception	6.09%
Inception Date	Jan. 26, 2006
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.00%
Five Years	6.03%
Since Inception	6.21%
Inception Date	Apr. 03, 2007
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.01%
Since Inception	3.96%
Inception Date	Nov. 30, 2011
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.96%
Five Years	6.03%
Ten Years	5.54%
Inception Date	Nov. 12, 2001
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.72%
Five Years	9.70%
Ten Years	7.31%
Inception Date	Mar. 01, 1994
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.87%
Five Years	9.85%
Since Inception	7.88%
Inception Date	Feb. 02, 2006
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.89%
Five Years	9.79%
Since Inception	8.40%
Inception Date	Apr. 03, 2007
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.89%
Since Inception	6.57%
Inception Date	Oct. 06, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.16%
Five Years	2.00%
Ten Years	3.22%
Inception Date	Mar. 01, 1994
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.29%
Since Inception	1.23%
Inception Date	Sep. 27, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.31%
Since Inception	1.26%
Inception Date	Sep. 29, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.32%
Five Years	2.10%
Since Inception	3.36%
Inception Date	Apr. 03, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.26%
Five Years	2.11%
Ten Years	3.31%
Inception Date	Nov. 12, 2001
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.93%
Five Years	4.26%
Since Inception	4.65%
Inception Date	Jan. 26, 2009
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.99%
Five Years	4.32%
Since Inception	4.66%
Inception Date	Feb. 17, 2009
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.76%
Five Years	4.25%
Ten Years	4.57%
Inception Date	Dec. 11, 1986
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.91%
Five Years	4.39%
Ten Years	4.72%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.89%
Five Years	4.37%
Ten Years	4.68%
Inception Date	Nov. 12, 2001
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.92%
Five Years	4.41%
Ten Years	4.72%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.96%
Five Years	4.35%
Since Inception	4.96%
Inception Date	Apr. 03, 2007
Return After Taxes on Distributions | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.86%
Five Years	2.90%
Ten Years	2.86%
Return After Taxes on Distributions | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.04%
Five Years	2.98%
Ten Years	2.95%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.43%
Five Years	4.39%
Ten Years	3.81%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.51%
Five Years	4.48%
Since Inception	4.41%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.54%
Five Years	4.47%
Since Inception	4.62%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.61%
Five Years	7.75%
Ten Years	5.37%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.70%
Five Years	7.84%
Since Inception	5.87%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.78%
Five Years	7.82%
Since Inception	6.44%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.64%
Five Years	1.35%
Ten Years	2.20%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.71%
Since Inception	0.61%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.76%
Five Years	1.42%
Since Inception	2.47%
Return After Taxes on Distributions | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.81%
Five Years	3.11%
Since Inception	3.46%
Return After Taxes on Distributions | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.84%
Five Years	3.15%
Since Inception	3.46%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.55%
Five Years	3.05%
Ten Years	3.14%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.64%
Five Years	3.14%
Ten Years	3.23%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.71%
Five Years	3.13%
Since Inception	3.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.19%
Five Years	2.70%
Ten Years	2.76%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.33%
Five Years	2.79%
Ten Years	2.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.98%
Five Years	4.12%
Ten Years	3.66%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.06%
Five Years	4.21%
Since Inception	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.06%
Five Years	4.19%
Since Inception	4.31%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.09%
Five Years	6.85%
Ten Years	4.96%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.17%
Five Years	6.94%
Since Inception	5.39%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.18%
Five Years	6.91%
Since Inception	5.83%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.68%
Five Years	1.33%
Ten Years	2.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.75%
Since Inception	0.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.77%
Five Years	1.39%
Since Inception	2.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.36%
Five Years	2.87%
Since Inception	3.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.39%
Five Years	2.91%
Since Inception	3.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.28%
Five Years	2.84%
Ten Years	3.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.36%
Five Years	2.93%
Ten Years	3.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.39%
Five Years	2.91%
Since Inception	3.35%
Based on Market Value | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.24%
Five Years	6.01%
Since Inception	6.24%
Based on Market Value | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	20.15%
Five Years	9.86%
Since Inception	8.46%
Based on Market Value | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.38%
Five Years	2.08%
Since Inception	3.37%
Based on Market Value | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.87%
Five Years	4.31%
Since Inception	4.97%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Since Inception	4.83%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Since Inception	4.80%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Since Inception	5.01%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.42%
Five Years	2.22%
Ten Years	3.36%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.42%
Five Years	2.22%
Since Inception	3.42%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.42%
Five Years	2.22%
Ten Years	3.36%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.07%
Ten Years	5.50%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.07%
Since Inception	6.00%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.07%
Since Inception	6.18%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.07%
Ten Years	5.50%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Ten Years	7.36%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Since Inception	7.79%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Since Inception	8.36%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.64%
Five Years	4.11%
Ten Years	4.37%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.64%
Five Years	4.11%
Ten Years	4.37%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.64%
Five Years	4.11%
Since Inception	4.38%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.43%
Five Years	2.23%
Ten Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.43%
Since Inception	1.34%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.43%
Since Inception	1.34%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.43%
Five Years	2.23%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.43%
Five Years	2.23%
Ten Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.08%
Ten Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.08%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.08%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Since Inception	3.94%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.08%
Ten Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Ten Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Since Inception	6.43%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Since Inception	4.86%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Since Inception	4.83%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Since Inception	5.03%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.43%
Five Years	2.23%
Ten Years	3.37%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.43%
Five Years	2.23%
Since Inception	3.42%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.43%
Five Years	2.23%
Ten Years	3.37%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.08%
Ten Years	5.50%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.08%
Since Inception	6.00%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.08%
Since Inception	6.18%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%
Five Years	6.08%
Ten Years	5.50%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Ten Years	7.36%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Since Inception	7.79%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.31%
Five Years	9.81%
Since Inception	8.37%